Convertible Debentures	12 Months Ended
Dec. 31, 2025
Convertible Debentures
Convertible Debentures

11. Convertible Debentures

The table below details convertible debentures outstanding at December 31, 2025.

Repayment of principal and interest for convertible debentures:	US$	CDN$1.
2026	54,611	74,943
Total principal and interest payments	54,611	74,943
Less interest	(9,611)	(13,189)
Principal remaining	45,000	61,754
Accumulated change in fair value of convertible debentures	20,456	28,072
Fair value of convertible debentures	65,456	89,826

1. Converted at 1.3723

The debentures outstanding at December 31, 2025, bear interest at 10.0% per annum, paid quarterly in arrears, and are due and payable two years after issuance.  The remaining debentures were converted into 248,893 common shares at a fixed conversion price of US$0.1808 on January 5, 2026.

Between May 31, 2023, and November 12, 2024, the Company issued a total of US$6,172,000 of convertible debentures.  US$6,127,000 of the debentures were converted into common shares during 2025.  The fair value of the convertible debentures is determined using valuation techniques that incorporate significant unobservable inputs and is classified as Level 3 within the fair value hierarchy. Key inputs include the market price of the Company’s common shares, expected share price volatility, remaining term to maturity, and the contractual conversion price.

During the year ended December 31, 2025, the Company recognized a loss of $5,418,502 related to the remeasurement of convertible debentures, which is included in other expenses in the consolidated statements of loss and comprehensive loss.

A change in expected volatility or share price assumptions would have a significant impact on the estimated fair value of the convertible debentures and the related gain or loss recognized in earnings.

Movement in convertible debentures	For the year ended December 31, 2025
	US$	CDN$
Opening balance, January 1	$6,378,141	$9,174,957
Fair value remeasurement of convertible debentures held at the beginning of the period	3,960,005	5,418,502
Conversion to common shares	(10,272,690)	(14,114,800)
Foreign exchange	-	(388,833)
Closing balance, December 31	65,456	89,826

Debenture Conversions

On May 30, 2025, Ataraxia Capital (“Ataraxia”) converted $3,175,480 (US$2,300,000) of convertible debentures into 13,540,208 commons shares at conversion prices of US$0.143 and US$0.24 per common share.

On June 26, 2025, MCAPM, LP and Michael P. Mork (“Mork Capital”) converted convertible debentures with a face value US$3,375,000 into 15,605,088 common shares at conversion prices of US$0.1808 and US$0.25 per common share. The common shares related to the Mork Capital convertible debenture were recognized at their fair value using Level 3 inputs, resulting in a fair value of C$9,986,066 (US$7,282,838) on the date of conversion.

On September 23, 2025, US$49,000 face value of convertible debentures were converted into 271,017 common shares of NXT at a conversion price of US$0.1808.  The common shares related to the September 23, 2025, conversion of convertible debenture was recognized at their fair value using Level 3 inputs, resulting in a fair value of C$153,571 (US$111,078) on the date of conversion.

During December 2025, US$677,000 face value of convertible debentures were converted into 2,228,979 common shares of NXT at a conversion price of US$0.1808.  The common shares related to the December 2025, conversion of convertible debenture was recognized at their fair value using Level 3 inputs, resulting in a fair value of C$799,683 (US$578,774) on the dates of conversion.

The fair value attributed to convertible debentures was determined utilizing the following key weighted average assumptions:

For the year ended	2025	2024
Volatility	99%	94%
Term to maturity (years)	0.64	1.19
Price of common shares	$0.41	$0.11

	2025	2024	2023
$US	$305,383	$455,112	$94,781
$CDN	$432,782	$621,378	$128,612